Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements (Details)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
US$ against YEN [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.00676	0.00666	0.00698
US$ against YEN [Member] | Average rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.00685	0.00657	0.00656
US$ against HK$ [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.12852	0.12856	0.12871
US$ against HK$ [Member] | Average rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.12801	0.12833	0.12807
US$ against RMB [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.14047	0.13769	0.1425
US$ against RMB [Member] | Average rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.13899	0.13858	0.13885
US$ against MYR [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.23776	0.2254	0.24266
US$ against MYR [Member] | Average rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.23447	0.22226	0.2178
US$ against CAD [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.71803	0.70018	0.74014
US$ against CAD [Member] | Average rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.72421	0.71899	0.73202
US$ against AUD [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.6614
US$ against AUD [Member] | Average rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.65427
US$ against VND [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.00004
US$ against VND [Member] | Average rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.00004